Restatement of Previously Issued Financial Statements - Summary of Effect of the Restatement on Each Financial Statement (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Oct. 02, 2020	Jul. 07, 2020
Balance sheet
Warrant liability	$ 51,493,331	$ 65,646,664
Additional paid-in capital	3,103,850	3,103,850
Accumulated deficit	(68,016,288)	(81,617,302)
Shareholders' Equity	(64,911,288)	(78,512,302)		$ 0
Income Statement [Abstract]
Change in fair value of warrant liability	14,153,333	(36,786,664)
Offering costs allocated to warrant liability		(1,015,795)
Net loss	$ 13,637,202	$ (81,617,302)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)	46,000,000	42,604,214
Basic and diluted net loss per common share, common stock subject to possible redemption	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, non-redeemable common stock	11,500,000	12,736,775
Basic and diluted net loss per common share, non-redeemable common stock	$ 1.18	$ (3.06)
Cash Flows from Operating Activities:
Net loss	$ 13,637,202	$ (81,617,302)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities	(14,153,333)	36,786,664
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities		28,860,000
Statement of changes in stockholders' equity
Net loss	13,637,202	(81,617,302)
Sale of 46,000,000 Units, net of underwriting discounts		417,297,936
Contribution in excess of fair value of Private Placement Warrants		3,080,000
Class A common stock subject to possible redemption	(36,188)	(417,297,936)
Additional Paid-in Capital
Balance sheet
Shareholders' Equity	3,103,850	3,103,850		0
Statement of changes in stockholders' equity
Sale of 46,000,000 Units, net of underwriting discounts		417,293,336
Contribution in excess of fair value of Private Placement Warrants		3,080,000
Class A common stock subject to possible redemption		(417,293,336)
Accumulated Deficit
Balance sheet
Shareholders' Equity	(68,016,288)	(81,617,302)		0
Income Statement [Abstract]
Net loss	13,637,202	(81,617,302)
Cash Flows from Operating Activities:
Net loss	13,637,202	(81,617,302)
Statement of changes in stockholders' equity
Net loss	13,637,202	$ (81,617,302)
Class A common stock subject to possible redemption	$ (36,188)
Class A Common Stock
Balance sheet
Shareholders' Equity				$ 0
Statement of changes in stockholders' equity
Shares of Class A common stock subject to possible redemption		(46,000,000)
Sale of 46,000,000 Units, net of underwriting discounts		$ 4,600
Class A common stock subject to possible redemption		(4,600)
Previously Reported [Member]
Balance sheet
Additional paid-in capital		43,911,821
Accumulated deficit		(38,913,797)
Shareholders' Equity		5,000,009
Income Statement [Abstract]
Net loss		$ (38,913,797)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)		41,438,497
Basic and diluted weighted average shares outstanding, non-redeemable common stock		13,388,418
Basic and diluted net loss per common share, non-redeemable common stock		$ (2.91)
Cash Flows from Operating Activities:
Net loss		$ (38,913,797)
Statement of changes in stockholders' equity
Net loss		(38,913,797)
Class A common stock subject to possible redemption		(376,489,130)
Previously Reported [Member] | Additional Paid-in Capital
Balance sheet
Shareholders' Equity		43,911,821
Statement of changes in stockholders' equity
Class A common stock subject to possible redemption		(376,485,365)
Previously Reported [Member] | Accumulated Deficit
Balance sheet
Shareholders' Equity		(38,913,797)
Income Statement [Abstract]
Net loss		(38,913,797)
Cash Flows from Operating Activities:
Net loss		(38,913,797)
Statement of changes in stockholders' equity
Net loss		(38,913,797)
Previously Reported [Member] | Class A Common Stock
Balance sheet
Common stock value		835
Shareholders' Equity		$ 835
Statement of changes in stockholders' equity
Shares of Class A common stock subject to possible redemption		(37,648,795)
Class A common stock subject to possible redemption		$ (3,765)
Adjustments [Member]
Balance sheet
Additional paid-in capital		(40,807,971)
Accumulated deficit		(42,703,505)
Shareholders' Equity		(83,512,311)
Income Statement [Abstract]
Net loss		$ (42,703,505)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)		1,165,717
Basic and diluted weighted average shares outstanding, non-redeemable common stock		(651,643)
Basic and diluted net loss per common share, non-redeemable common stock		$ (0.15)
Cash Flows from Operating Activities:
Net loss		$ (42,703,505)
Statement of changes in stockholders' equity
Net loss		(42,703,505)
Class A common stock subject to possible redemption		(40,808,806)
Adjustments [Member] | Additional Paid-in Capital
Statement of changes in stockholders' equity
Class A common stock subject to possible redemption		(40,807,971)
Adjustments [Member] | Accumulated Deficit
Income Statement [Abstract]
Net loss		(42,703,505)
Cash Flows from Operating Activities:
Net loss		(42,703,505)
Statement of changes in stockholders' equity
Net loss		(42,703,505)
Adjustments [Member] | Class A Common Stock
Balance sheet
Common stock value		$ (835)
Statement of changes in stockholders' equity
Shares of Class A common stock subject to possible redemption		(8,351,205)
Class A common stock subject to possible redemption		$ (835)
Reported On Prior Period Financial Statement [Member] | Previously Reported [Member]
Balance sheet
Common Shares Subject to Possible Redemption		442,135,795	$ 443,244,970
Additional paid-in capital		6,110,017	5,000,853
Accumulated deficit		(1,111,338)	(2,163)
Shareholders' Equity		5,000,008
Income Statement [Abstract]
Net loss		$ (1,111,338)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)		44,324,497
Basic and diluted net loss per common share, common stock subject to possible redemption		$ 0
Basic and diluted weighted average shares outstanding, non-redeemable common stock		11,775,126
Basic and diluted net loss per common share, non-redeemable common stock		$ (0.09)
Cash Flows from Operating Activities:
Net loss		$ (1,111,338)
Statement of changes in stockholders' equity
Net loss		(1,111,338)
Sale of 46,000,000 Units, net of underwriting discounts		434,222,141
Sale of 9,333,333 Private Placement Warrants		14,000,000
Class A common stock subject to possible redemption		(442,135,795)
Reported On Prior Period Financial Statement [Member] | Previously Reported [Member] | Additional Paid-in Capital
Statement of changes in stockholders' equity
Sale of 46,000,000 Units, net of underwriting discounts		434,217,541
Sale of 9,333,333 Private Placement Warrants		14,000,000
Class A common stock subject to possible redemption		(442,131,374)
Reported On Prior Period Financial Statement [Member] | Previously Reported [Member] | Accumulated Deficit
Income Statement [Abstract]
Net loss		(1,111,338)
Cash Flows from Operating Activities:
Net loss		(1,111,338)
Statement of changes in stockholders' equity
Net loss		(1,111,338)
Reported On Prior Period Financial Statement [Member] | Previously Reported [Member] | Class A Common Stock
Balance sheet
Common stock value		$ 179	168
Statement of changes in stockholders' equity
Shares of Class A common stock subject to possible redemption		(44,213,441)
Class A common stock subject to possible redemption		$ (4,421)
Reported On Prior Period Financial Statement [Member] | Adjustments [Member]
Balance sheet
Warrant liability		65,646,664	28,860,000
Common Shares Subject to Possible Redemption		(65,646,665)	(28,860,000)
Additional paid-in capital		37,801,804	1,015,507
Accumulated deficit		(37,802,459)	(1,015,795)
Shareholders' Equity		1
Income Statement [Abstract]
Change in fair value of warrant liability		(36,786,664)
Offering costs allocated to warrant liability		(1,015,795)
Net loss		$ (37,802,459)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)		(2,886,000)
Basic and diluted net loss per common share, common stock subject to possible redemption		$ 0
Basic and diluted weighted average shares outstanding, non-redeemable common stock		1,613,292
Basic and diluted net loss per common share, non-redeemable common stock		$ (2.82)
Cash Flows from Operating Activities:
Net loss		$ (37,802,459)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities		36,786,664
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities		28,860,000
Statement of changes in stockholders' equity
Net loss		(37,802,459)
Sale of 46,000,000 Units, net of underwriting discounts		(16,924,205)
Contribution in excess of fair value of Private Placement Warrants		3,080,000
Sale of 9,333,333 Private Placement Warrants		(14,000,000)
Class A common stock subject to possible redemption		65,646,665
Reported On Prior Period Financial Statement [Member] | Adjustments [Member] | Additional Paid-in Capital
Statement of changes in stockholders' equity
Sale of 46,000,000 Units, net of underwriting discounts		(16,924,205)
Contribution in excess of fair value of Private Placement Warrants		3,080,000
Sale of 9,333,333 Private Placement Warrants		(14,000,000)
Class A common stock subject to possible redemption		65,646,009
Reported On Prior Period Financial Statement [Member] | Adjustments [Member] | Accumulated Deficit
Income Statement [Abstract]
Net loss		(37,802,459)
Cash Flows from Operating Activities:
Net loss		(37,802,459)
Statement of changes in stockholders' equity
Net loss		(37,802,459)
Reported On Prior Period Financial Statement [Member] | Adjustments [Member] | Class A Common Stock
Balance sheet
Common stock value		$ 656	288
Statement of changes in stockholders' equity
Shares of Class A common stock subject to possible redemption		6,564,646
Class A common stock subject to possible redemption		$ 656
Reported On Prior Period Financial Statement [Member] | Restated [Member]
Balance sheet
Warrant liability		65,646,664	28,860,000
Common Shares Subject to Possible Redemption		376,489,130	414,384,970
Additional paid-in capital		43,911,821	6,016,360
Accumulated deficit		(38,913,797)	(1,017,958)
Shareholders' Equity		5,000,009
Income Statement [Abstract]
Change in fair value of warrant liability		(36,786,664)
Offering costs allocated to warrant liability		(1,015,795)
Net loss		$ (38,913,797)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)		41,438,497
Basic and diluted net loss per common share, common stock subject to possible redemption		$ 0
Basic and diluted weighted average shares outstanding, non-redeemable common stock		13,388,418
Basic and diluted net loss per common share, non-redeemable common stock		$ (2.91)
Cash Flows from Operating Activities:
Net loss		$ (38,913,797)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liabilities		36,786,664
Non-Cash Investing and Financing Activities:
Initial measurement of warrants issued in connection with the Initial Public Offering accounted for as liabilities		28,860,000
Statement of changes in stockholders' equity
Net loss		(38,913,797)
Sale of 46,000,000 Units, net of underwriting discounts		417,297,936
Contribution in excess of fair value of Private Placement Warrants		3,080,000
Class A common stock subject to possible redemption		(376,489,130)
Reported On Prior Period Financial Statement [Member] | Restated [Member] | Additional Paid-in Capital
Statement of changes in stockholders' equity
Sale of 46,000,000 Units, net of underwriting discounts		417,293,336
Contribution in excess of fair value of Private Placement Warrants		3,080,000
Class A common stock subject to possible redemption		(376,485,365)
Reported On Prior Period Financial Statement [Member] | Restated [Member] | Accumulated Deficit
Income Statement [Abstract]
Net loss		(38,913,797)
Cash Flows from Operating Activities:
Net loss		(38,913,797)
Statement of changes in stockholders' equity
Net loss		(38,913,797)
Reported On Prior Period Financial Statement [Member] | Restated [Member] | Class A Common Stock
Balance sheet
Common stock value		$ 835	$ 456
Statement of changes in stockholders' equity
Shares of Class A common stock subject to possible redemption		(37,648,795)
Class A common stock subject to possible redemption		$ (3,765)